Property and Equipment, Net	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
8 - Property and Equipment, Net
Information regarding property and equipment, net is as follows:

	As of March 31,
(in millions)	2024	2023
Buildings	$—	$75
Leasehold improvements	159	162
Equipment	388	368
Fixtures and motor vehicles	43	53
Construction in progress	16	—
Total property and equipment, gross	606	658
Less: Accumulated depreciation	(391)	(473)
Total property and equipment, net	$215	$185
Depreciation expense for the fiscal years ended March 31, 2024, 2023, and 2022, was $76.0 million, $77.2 million, and $82.5 million, respectively. There was no impairment of property and equipment for the fiscal years ended March 31, 2024 and 2023. Impairment of property and equipment for the fiscal year ended March 31, 2022 was $13.6 million.
As of March 31, 2024 and 2023, the Company had ARO liabilities of $10.3 million and $10.0 million related to leasehold improvements, recorded in other current and other non-current liabilities on the Consolidated Balance Sheets. There was immaterial change in ARO liabilities in the fiscal years ended March 31, 2024 and 2023.
As of March 31, 2024 and 2023, the Company had $5.2 million and $5.4 million, respectively, of retirement assets recorded in property and equipment, net on the Consolidated Balance Sheets.